Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2016
Fair Value Disclosures [Abstract]
Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis
The carrying values and estimated fair values and basis of valuation of our financial instrument assets and liabilities not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2016				November 30, 2015
	Carrying Value	Fair Value			Carrying Value	Fair Value
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Cash and cash equivalents (a)	$256	$256	$—	$—	$647	$647	$—	$—
Restricted cash (b)	41	41	—	—	7	7	—	—
Long-term other assets (c)	99	1	68	31	119	1	87	31
Total	$396	$298	$68	$31	$773	$655	$87	$31
Liabilities
Fixed rate debt (d)	$5,436	$—	$5,727	$—	$5,193	$—	$5,450	$—
Floating rate debt (d)	4,018	—	4,048	—	3,594	—	3,589	—
Total	$9,454	$—	$9,775	$—	$8,787	$—	$9,039	$—

(a)
Cash and cash equivalents are comprised of cash on hand and at November 30, 2015 also included a money market deposit account and time deposits. Due to their short maturities, the carrying values approximate their fair values.

(b)	Restricted cash is comprised of a money market deposit account and at November 30, 2016 also included funds held in escrow.

(c)
Long-term other assets are substantially all comprised of notes and other receivables. The fair values of our Level 2 notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.

(d)
Debt does not include the impact of interest rate swaps. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on Recurring Basis
The estimated fair value and basis of valuation of our financial instrument assets and liabilities that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2016			November 30, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents (a)	$347	$—	$—	$748	$—	$—
Restricted cash (b)	19	—	—	22	—	—
Short-term investments (c)	—	—	21	—	—	—
Marketable securities held in rabbi trusts (d)	93	4	—	105	8	—
Derivative financial instruments (e)	—	15	—	—	29	—
Long-term other asset (c)	—	—	—	—	—	21
Total	$459	$19	$21	$875	$37	$21
Liabilities
Derivative financial instruments (e)	$—	$434	$—	$—	$625	$—
Total	$—	$434	$—	$—	$625	$—

(a)	Cash equivalents are comprised of money market funds.

(b)	Restricted cash is substantially all comprised of money market funds.

(c)
The fair value of auction rate security included in short-term investments and long-term other asset was based on a broker quote in an inactive market, which is considered a Level 3 input. During fiscal 2016, there were no purchases or sales pertaining to this auction-rate security. This auction-rate security was sold in December 2016.

(d)
At November 30, 2016 and 2015, marketable securities held in rabbi trusts were comprised of Level 1 bonds, frequently-priced mutual funds invested in common stocks, and money market funds and Level 2 other investments. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(e)	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.

Reconciliation of Changes in Carrying Amounts of Goodwill
The reconciliation of the changes in the carrying amounts of our goodwill was as follows (in millions):

	North America Segment	EAA Segment	Total
Balance at November 30, 2014	$1,898	$1,229	$3,127
Foreign currency translation adjustment	—	(117)	(117)
Balance at November 30, 2015	1,898	1,112	3,010
Foreign currency translation adjustment	—	(100)	(100)
Balance at November 30, 2016	$1,898	$1,012	$2,910

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, which Represents Trademarks
The reconciliation of the changes in the carrying amounts of our other intangible assets not subject to amortization, which represent trademarks, was as follows (in millions):

	North America Segment	EAA Segment	Total
Balance at November 30, 2014	$927	$338	$1,265
Foreign currency translation adjustment	—	(31)	(31)
Balance at November 30, 2015	927	307	1,234
Foreign currency translation adjustment	—	(28)	(28)
Balance at November 30, 2016	$927	$279	$1,206

Schedule of Finite-Lived Intangible Assets
The reconciliation of the changes in the net carrying amounts of our other intangible assets subject to amortization, which represent port usage rights, was as follows (in millions):

	Cruise Support Segment	EAA Segment	Total
Balance at November 30, 2015 (a)	$62	$12	$74
Additions	—	1	1
Amortization	(3)	(1)	(4)
Foreign currency translation adjustment	(2)	—	(2)
Balance at November 30, 2016	$57	$12	$69
(a) See "Note 2 - Summary of Significant Accounting Policies"

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets
The estimated fair values of our derivative financial instruments and their location in the Consolidated Balance Sheets were as follows (in millions):

		November 30,
	Balance Sheet Location	2016	2015
Derivative assets
Derivatives designated as hedging instruments
Net investment hedges (a)	Prepaid expenses and other	$12	$14
	Other assets – long-term	3	13
Interest rate swaps (b)	Prepaid expenses and other	—	2
Total derivative assets		$15	$29
Derivative liabilities
Derivatives designated as hedging instruments
Net investment hedges (a)	Accrued liabilities and other	$26	$—
Interest rate swaps (b)	Accrued liabilities and other	10	11
	Other long-term liabilities	23	27
Foreign currency zero cost collars (c)	Accrued liabilities and other	12	—
	Other long-term liabilities	21	26
		92	64
Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	198	227
	Other long-term liabilities	144	334
		342	561
Total derivative liabilities		$434	$625

(a)
At November 30, 2016 and 2015, we had foreign currency forwards totaling $456 million and $43 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2016, these foreign currency forwards settle through July 2017. At November 30, 2016 and 2015, we also had foreign currency swaps totaling $291 million and $387 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2016, these foreign currency swaps settle through September 2019.

(b)
We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $500 million at November 30, 2016 and $568 million at November 30, 2015 of EURIBOR-based floating rate euro debt to fixed rate euro debt. At November 30, 2016, these interest rate swaps settle through March 2025. In addition, at November 30, 2015, we had U.S. dollar interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2015, these interest rate swap agreements effectively changed $500 million of fixed rate debt to U.S. dollar LIBOR-based floating rate debt. These interest rate swaps settled in February 2016.

(c)
At November 30, 2016 and 2015, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.

(d)
At November 30, 2016 and 2015, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2018. See “Fuel Price Risks” below for additional information regarding these fuel derivatives.

Offsetting Derivative Instruments
The amounts recognized within assets and liabilities were as follows (in millions):

	November 30, 2016
	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$15	$—	$15	$(15)	$—
Liabilities	$434	$—	$434	$(15)	$419

	November 30, 2015
	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$73	$(44)	$29	$(29)	$—
Liabilities	$669	$(44)	$625	$(29)	$596

Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income
The effective gain (loss) portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) were as follows (in millions):

	November 30,
	2016	2015	2014
Net investment hedges	$(33)	$58	$25
Foreign currency zero cost collars – cash flow hedges	$(8)	$(57)	$(10)
Interest rate swaps – cash flow hedges	$8	$2	$(28)

(Losses) gains on fuel derivatives, net
Our unrealized and realized gains (losses), net on fuel derivatives were as follows (in millions):

	November 30,
	2016	2015	2014
Unrealized gains (losses) on fuel derivatives, net	$236	$(332)	$(268)
Realized losses on fuel derivatives, net	(283)	(244)	(3)
Losses on fuel derivatives, net	$(47)	$(576)	$(271)

Fuel Derivatives Outstanding
At November 30, 2016, our outstanding fuel derivatives consisted of zero cost collars on Brent as follows:

Maturities (a)	Transaction Dates	Barrels (in thousands)	Weighted-Average Floor Prices	Weighted-Average Ceiling Prices
Fiscal 2017
	February 2013	3,276	$80	$115
	April 2013	2,028	$75	$110
	January 2014	1,800	$75	$114
	October 2014	1,020	$80	$113
		8,124
Fiscal 2018
	January 2014	2,700	$75	$110
	October 2014	3,000	$80	$114
		5,700

(a) Fuel derivatives mature evenly over each month within the above fiscal periods.

Schedule of Composition of Debt
The composition of our debt, including the effect of foreign currency swaps and interest rate swaps, was as follows:

	November 30,
	2016	2015
Fixed rate	28%	32%
Euro fixed rate	35%	28%
Floating rate	14%	18%
Euro floating rate	23%	22%
The composition of our debt, including the effect of foreign currency swaps and interest rate swaps, was as follows:

	November 30,
	2016	2015
Fixed rate	28%	32%
Euro fixed rate	35%	28%
Floating rate	14%	18%
Euro floating rate	23%	22%